UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------

Check here if Amendment [  ]: Amendment Number:
                                                ------------------

      This Amendment (Check only one):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

                            11726 San Vicente Blvd. #600      February 14, 2006
    /s/ Carl B. Tash        Los Angeles, CA  90049
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Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT


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                                   Form 13F Summary Page

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         48

Form 13F Information Table Value Total:         $467,012.41 (thousands)

List of Other Included Managers:                None







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

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        Column 1             Column 2      Column 3   Column 4            Column 5       Column 6   Column 7        Column 8
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    Name of Issuer         Class Title      CUSIP      Value    Shrs or    SH/PRN  Put/ Investment   Other     Voting authority
                                                      (x$1000)   prn amt.          Call discretion managers   Sole     Shared  None
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
Acadia Rlty Tr            Com Sh Ben Int   004239109  $31,067.47 1,549,500   SH            Yes       None     sole
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Albertsons Inc                  Com        013104104   $2,056.00    96,300   SH            Yes       None     sole
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American Ld Lease Inc           Com        027118108  $10,051.17   424,100   SH            Yes       None     sole
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AvalonBay Cmntys Inc            Com        053484101  $14,138.72   158,417   SH            Yes       None     sole
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Biomed Realty Trust Inc         Com        09063H107  $24,143.80   989,500   SH            Yes       None     sole
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BNP Residential Pptys           Com        05564T103   $9,097.02   567,500   SH            Yes       None     sole
Inc
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Boston Properties Inc           Com        101121101   $7,198.02    97,100   SH            Yes       None     sole
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Brookfield Pptys Corp           Com        112900105   $3,468.62   117,900   SH            Yes       None     sole
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Carramerica Rlty Corp           Com        144418100  $18,007.60   520,000   SH            Yes       None     sole
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Cendant Corp                    Com        151313103   $2,594.40   150,400   SH            Yes       None     sole
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Central Pkg Corp                Com        154785109   $8,362.34   609,500   SH            Yes       None     sole
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Columbia Equity Tr Inc          Com        197627102   $7,068.85   437,700   SH            Yes       None     sole
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Corrections Corp              Com New      22025Y407   $7,523.48   167,300   SH            Yes       None     sole
America New
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Equity Lifestyle Pptys          Com        29472R108   $8,837.70   198,600   SH            Yes       None     sole
Inc
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Essex Ppty Tr Inc               Com        297178105   $7,624.94    82,700   SH            Yes       None     sole
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Extra Space Storage Inc         Com        30225T102   $9,381.68   609,200   SH            Yes       None     sole
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Fairmont Hotels Resorts         Com        305204109   $5,564.19   131,200   SH            Yes       None     sole
Inc
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Federal Realty Invt Tr    Sh Ben Int New   313747206  $16,502.86   272,100   SH            Yes       None     sole
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First Potomac Rlty Tr           Com        33610F109  $11,860.94   445,900   SH            Yes       None     sole
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Federal Natl Mtg Assn           Com        313586109     $146.52    79,200   SH     Put    Yes       None     sole
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GMH Cmntys Tr                   Com        36188G102  $10,073.74   649,500   SH            Yes       None     sole
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Host Marriott Corp New          Com        44107P104  $12,438.78   656,400   SH            Yes       None     sole
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Interstate Hotels &             Com        46088S106   $2,477.79   567,000   SH            Yes       None     sole
Resrts I
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Intrawest Corporation         Com New      460915200  $35,220.57 1,216,600   SH            Yes       None     sole
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Istar Finl Inc                  Com        45031U101  $13,415.09   376,300   SH            Yes       None     sole
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Kite Rlty Group Tr              Com        49803T102  $10,333.96   668,000   SH            Yes       None     sole
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Longs Drug Stores Corp          Com        543162101     $964.33    26,500   SH            Yes       None     sole
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Macerich Co                     Com        554382101  $21,692.93   323,100   SH            Yes       None     sole
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Magna Entmt Corp               CL A        559211107   $2,082.74   291,700   SH            Yes       None     sole
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Maguire Pptys Inc               Com        559775101   $1,816.92    58,800   SH            Yes       None     sole
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Medical Pptys Trust Inc         Com        58463J304   $4,590.73   469,400   SH            Yes       None     sole
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MI Devs Inc                CL A Sub Vtg    55304X104  $24,530.64   713,100   SH            Yes       None     sole
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Pan Pacific Retail              Com        69806L104   $9,371.29   140,100   SH            Yes       None     sole
Pptys Inc
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Pep Boys Manny Moe &            Com        713278109   $1,226.94    82,400   SH            Yes       None     sole
Jack
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Plum Creek Timber Co Inc        Com        729251108   $1,124.76    31,200   SH            Yes       None     sole
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Post Pptys Inc                  Com        737464107  $11,753.29   294,200   SH            Yes       None     sole
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ProLogis                    Sh Ben Int     743410102   $6,984.64   149,500   SH            Yes       None     sole
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Ramco-Gershenson Pptys    Com Sh Ben Int   751452202   $2,830.23   106,200   SH            Yes       None     sole
Tr
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Simon Ppty Group Inc New        Com        828806109  $14,766.60   192,700   SH            Yes       None     sole
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Starwood Hotels&Resorts     Paired CTF     85590A203   $6,615.90   103,600   SH            Yes       None     sole
Wrld
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Stratus Pptys Inc             Com New      863167201   $1,360.28    58,306   SH            Yes       None     sole
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Sunstone Hotel Invs Inc         Com        867892101   $3,632.12   136,700   SH            Yes       None     sole
New
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Taubman Ctrs Inc                Com        876664103  $33,512.90   964,400   SH            Yes       None     sole
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U Store It Tr                   Com        91274F104   $8,453.68   401,600   SH            Yes       None     sole
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Ventas Inc                      Com        92276F100   $1,860.36    58,100   SH            Yes       None     sole
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Vornado Rlty Tr             Sh Ben Int     929042109   $1,110.15    13,300   SH            Yes       None     sole
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W P Carey & Co LLC              Com        92930Y107  $10,435.64   411,500   SH            Yes       None     sole
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Washington Real Estate      Sh Ben Int     939653101   $7,639.09   251,700   SH            Yes       None     sole
Invt
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                                                     $467,012.41
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